Leases and subleases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Balance at beginning of period	$ 21,644	$ 29,128
Additions	0	0
Cash paid for rent - principal - financing cash flow	(3,394)	(3,338)	$ (4,025)
Cash paid for rent - interest	(1,295)	(1,544)
Interest expense	1,295	1,544	1,982
Deconsolidated	0	(4,146)
Balance at end of period	$ 18,250	$ 21,644	$ 29,128